The Company - Going Concern (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Proceeds from sale of convertible preferred units	$ 40,500	$ 192,500	$ 18,500
NuScale SMR FOAK Nuclear Demonstration Readiness Project Completion
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Cumulative cash received		57,817	$ 100,500
Proceeds from sale of convertible preferred units		$ 192,500